Related Party Transactions - Information About Pension Contributions (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of key management personnel compensation [Line Items]
Total pension contributions	€ 1,894	€ 2,006	€ 1,434
Alex Wynaendts [member]
Disclosure of key management personnel compensation [Line Items]
Total pension contributions	1,670	1,631	1,219
Matt Rider [member]
Disclosure of key management personnel compensation [Line Items]
Total pension contributions	224	0	0
Darryl Button [member]
Disclosure of key management personnel compensation [Line Items]
Total pension contributions	€ 0	€ 375	€ 215